Document and Entity Information	Sep. 23, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2022
Entity File Number	1-6227
Entity Registrant Name	LEE ENTERPRISES, INCORPORATED
Entity Central Index Key	0000058361
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-0823980
Entity Address, Address Line One	4600 E. 53rd Street
Entity Address, City or Town	Davenport
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52807
City Area Code	563
Local Phone Number	383-2100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	LEE
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	LEE
Security Exchange Name	NASDAQ